GS Mortgage-Backed Securities Trust 2021-INV1 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 8/12/2021 9:48:33 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	4	850	0.47%	857
Amortization Term	0	667	0.00%	857
Borrower Last Name	0	7	0.00%	857
City	3	838	0.36%	857
Contract Sales Price	0	164	0.00%	857
Doc Type	0	21	0.00%	857
First Payment Date	19	829	2.29%	857
Investor: Qualifying Total Debt Ratio	141	857	16.45%	857
Lien Position	0	829	0.00%	857
LTV Valuation Value	2	211	0.95%	857
Maturity Date	0	646	0.00%	857
Note Date	2	183	1.09%	857
Occupancy	0	857	0.00%	857
Original CLTV	3	857	0.35%	857
Original Interest Rate	1	693	0.14%	857
Original Loan Amount	0	674	0.00%	857
Original LTV	3	857	0.35%	857
Original Term	0	183	0.00%	857
Property Type	1	26	3.85%	857
Purpose	0	211	0.00%	857
Refi Purpose	0	4	0.00%	857
Representative FICO	22	857	2.57%	857
State	0	857	0.00%	857
Street	1	838	0.12%	857
Zip	4	838	0.48%	857
Total	206	13,854	1.49%	857